Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred revenue	$ 0	$ 0	$ 0
Disputed liabilities	0	0
Cash and cash equivalents		315,957	118,579
Accounts receivable	1,399,237	1,290,637	280,142
Bad debts	6,152	323	3,820
Inventories	1,703,162	830,504	160,858
Total identifiable intangible assets	3,242,239	3,189,371
Total goodwill	491,000	491,000
Total intangible assets	3,527,497	3,680,371	$ 950,000
Federal deposit insurance corporation (fdic), amount	250,000	250,000
Assembled Workforce [Member]
Total goodwill	21,000	21,000
Unidentified Intangible Value [Member]
Total goodwill	$ 470,000	$ 470,000
Vehicles [Member]
Estimated useful lives	5 years	5 years
Office Furniture and Equipment [Member] | Minimum [Member]
Estimated useful lives	3 years	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Estimated useful lives	15 years	15 years
Equipment [Member]
Estimated useful lives	3 years	3 years
San Diego Farmers Outlet, Inc [Member] | Trade Name [Member]
Total identifiable intangible assets	$ 193,000	$ 193,000
San Diego Farmers Outlet, Inc [Member] | Wholesale Customer Relationships [Member]
Total identifiable intangible assets	266,000	226,100
San Diego Farmers Outlet, Inc [Member] | Fresh Produce and Food Products [Member]
Inventories		53,207
Seaport Meat Company's [Member] | Trade Name [Member]
Total identifiable intangible assets	449,000	449,000
Seaport Meat Company's [Member] | Wholesale Customer Relationships [Member]
Total identifiable intangible assets	$ 2,334,239	2,321,271
Seaport Meat Company's [Member] | Fresh and Frozen Proteins and Seafood and all Other Restaurants Supply Items [Member]
Inventories		$ 777,297